UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

1

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2011 (Unaudited)

Registered Investment Companies--99.4%	Shares		Value ($)
Dreyfus Appreciation Fund	12,086	a	489,110
Dreyfus Bond Market Index Fund,
Cl. R	329,123	a	3,584,148
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	75,664	a	1,040,387
Dreyfus Emerging Markets Fund, Cl.
I	28,094	a	302,296
Dreyfus Global Absolute Return
Fund, Cl. I	19,468	a,b	234,006
Dreyfus Global Real Estate
Securities Fund, Cl. I	16,734	a	115,467
Dreyfus High Yield Fund, Cl. I	173,506	a	1,058,384
Dreyfus International Bond Fund,
Cl. I	65,323	a	1,073,917
Dreyfus International Equity Fund,
Cl. I	5,674	a	143,848
Dreyfus International Stock Index
Fund	18,008	a	239,511
Dreyfus International Value Fund,
Cl. I	12,957	a	129,958
Dreyfus Opportunistic Midcap
Value, Cl. I	16,990	a,b	545,034
Dreyfus/Newton International
Equity Fund, Cl. I	15,498	a	240,380
Dreyfus Research Growth Fund, Cl.
Z	111,905	a	1,017,217
Dreyfus S&P Stars Opportunities
Fund, Cl. I	12,170	a	261,909
Dreyfus Small Cap Stock Index Fund	14,037	a	285,515
Dreyfus Strategic Value Fund, Cl.
I	51,040	a	1,362,260
Dreyfus Total Return Advantage
Fund, Cl. I	285,782	a	3,860,916
Dreyfus U.S. Equity Fund, Cl. I	54,871	a	783,012
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	21,779	a	707,594
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	19,813	a,b	296,409
International Stock Fund, Cl. I	16,033	a	203,614

Total Investments (cost $17,793,645)	99.4%	17,974,892
Cash and Receivables (Net)	.6%	103,726
Net Assets	100.0%	18,078,618

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $17,793,645. Net unrealized appreciation on investments was $181,247 of which $404,130 related to appreciated investment securities and $222,883 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	78.8
Mutual Funds: Foreign	20.6
99.4

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	17,974,892	-	-	17,974,892

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2011 (Unaudited)

Registered Investment Companies--100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	14,942	a	604,716
Dreyfus Bond Market Index Fund,
Cl. R	72,518	a	789,723
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	18,392	a	252,883
Dreyfus Emerging Markets Fund, Cl.
I	40,580	a	436,644
Dreyfus Global Absolute Return
Fund, Cl. I	99,049	a,b	1,190,567
Dreyfus Global Real Estate
Securities Fund, Cl. I	85,462	a	589,689
Dreyfus High Yield Fund, Cl. I	42,201	a	257,428
Dreyfus International Bond Fund,
Cl. I	15,884	a	261,136
Dreyfus International Equity Fund,
Cl. I	8,384	a	212,528
Dreyfus International Stock Index
Fund	26,125	a	347,459
Dreyfus International Value Fund,
Cl. I	18,265	a	183,198
Dreyfus Opportunistic Midcap
Value, Cl. I	14,772	a,b	473,893
Dreyfus Research Growth Fund, Cl.
Z	134,800	a	1,225,334
Dreyfus S&P Stars Opportunities
Fund, Cl. I	14,790	a	318,288
Dreyfus Small Cap Stock Index Fund	16,983	a	345,430
Dreyfus Strategic Value Fund, Cl.
I	61,737	a	1,647,750
Dreyfus Total Return Advantage
Fund, Cl. I	69,522	a	939,245
Dreyfus U.S. Equity Fund, Cl. I	66,651	a	951,116

Dreyfus/Newton International
Equity Fund, Cl. I	22,346	a	346,583
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	26,471	a	860,035
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	24,040	a,b	359,643
International Stock Fund, Cl. I	23,314	a	296,084
Total Investments (cost $12,731,987)	100.1%		12,889,372
Liabilities, Less Cash and Receivables	(.1%)		(13,342)
Net Assets	100.0%		12,876,030

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $12,731,987.
Net unrealized appreciation on investments was $157,385 of which $375,880 related to appreciated investment securities and $218,495 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	68.1
Mutual Funds: Foreign	32.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	12,889,372	-	-	12,889,372

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2011 (Unaudited)

Registered Investment Companies--101.0%	Shares		Value ($)
Investment Companies--1.3%
Dreyfus Appreciation Fund	27,539	a	1,114,494
Dreyfus Bond Market Index Fund	350,771	a	3,819,894
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	83,094	a	1,142,536
Dreyfus Emerging Markets Fund, Cl.
I	69,286	a	745,514
Dreyfus Global Absolute Return
Fund, Cl. I	128,703	a ,b	1,547,008
Dreyfus Global Real Estate
Securities Fund, Cl. I	110,552	a	762,808
Dreyfus High Yield Fund, Cl. I	190,982	a	1,164,990
Dreyfus International Bond Fund,
Cl. I	71,916	a	1,182,306
Dreyfus International Equity Fund,
Cl. I	14,462	a	366,621
Dreyfus International Stock Index
Fund	44,842	a	596,396
Dreyfus International Value Fund,
Cl. I	31,261	a	313,545
Dreyfus Opportunistic Midcap
Value, Cl. I	31,856	a,b	1,021,947
Dreyfus Research Growth Fund, Cl.
Z	243,298	a	2,211,576
Dreyfus S&P Stars Opportunities
Fund, Cl. I	26,901	a	578,915
Dreyfus Small Cap Stock Index Fund	30,936	a	629,239
Dreyfus Strategic Value Fund, Cl.
I	112,924	a	3,013,945
Dreyfus Total Return Advantage
Fund, Cl. I	314,662	a	4,251,078

Dreyfus U.S. Equity Fund, Cl. I	121,392	a	1,732,258
Dreyfus/Newton International
Equity Fund, Cl. I	38,339	a	594,640
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	48,191	a	1,565,726
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	43,826	a,b	655,631
International Stock Fund, Cl. I	39,787	a	505,300

Total Investments (cost $29,264,613)	101.0%		29,516,367
Liabilities, Less Cash and Receivables	(1.0%)		(300,302)
Net Assets	100.0%		29,216,065

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $29,264,613. Net unrealized appreciation on investments was $251,754 of which $718,352 related to appreciated investment securities and $466,598 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	74.5
Mutual Funds: Foreign	26.5
101.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	29,516,367	-	-	29,516,367

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)